SHARE BASED COMPENSATION (Schedule of restricted stock awards) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of restricted stock awards, Beginning Balance	146	0
Number of restricted stock awards, Granted	112	2,938
Vested (in dollars per share)	(38)	(20)
Number of restricted stock awards, Cancelled	(155)
Number of restricted stock awards, Ending Balance	65	146
Outstanding, beginning balance (in dollars per share)	$ 13.64	$ 0
Weighted Average Exercise Price, Granted	5.85	0.68
Weighted Average Exercise Price, Vested	(13.74)	(0.73)
Weighted Average Exercise Price, Cancelled	(9.17)
Outstanding, ending balance (in dollars per share)	$ 11.22	$ 13.64